Consolidated statement of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 643,190	$ 421,351	$ 204,047
Cost of goods sold	(488,177)	(292,107)	(137,462)
Gross profit	155,013	129,244	66,585
Research and development expenses	(16,771)	(6,831)	(4,310)
Selling, general and administrative expenses	(353,929)	(167,792)	(93,443)
Other operating (expense)/income	1,944	(1,714)	409
Operating loss	(213,743)	(47,093)	(30,759)
Finance income	14,435	515	47
Finance expenses	(15,740)	(11,372)	(3,655)
Loss before tax	(215,048)	(57,950)	(34,367)
Income tax benefit/(expense)	2,655	(2,411)	(1,258)
Loss for the year, attributable to shareholders of the parent	$ (212,393)	$ (60,361)	$ (35,625)
Loss per share, attributable to shareholders of the parent:
Basic and diluted	$ (0.39)	$ (0.13)	$ (0.09)
Weighted average common shares outstanding:
Basic and diluted	549,080,310	454,266,908	407,344,383